UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/09

Check here if Amendment [   ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, LLC
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976


Form 13F File Number: 028-13075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847) 520-0999

Signature, Place, and Date of Signing:


Michael E. Leonetti           Buffalo Grove, IL             02/10/2010
-------------------	      -----------------		    ----------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     28
Form 13F Information Table Value Total:               $141,057
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                             Leonetti & Associates, LLC
                                             FORM 13F INFORMATION TABLE
                                                   AS OF 12/31/2009


                       TITLE                     VALUE    SHARES/  SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS       CUSIP     (X$1000)   PRN AMT  PRN  CALL  DSCRETN MANAGERS  SOLE    SHARED   NONE
-------------------  ----------      ------    --------  --------  ---  ----  ------- --------  ------  ------   ----


Annaly Capital Mgmt  COM	     035710409	 1546	 89100	   SH		Sole				89100
Apple Inc	     COM	     037833100	 8070	 38295	   SH		Sole				38295
Best Buy Inc	     COM	     086516101	 3354	 85000	   SH		Sole				85000
CBS Corp	     CL B	     124857202	 1765	125600	   SH		Sole			       125600
Collective
 Brands Inc	     COM	     19421w100	  820	 36000	   SH		Sole				36000
Duoyuan Global
 Wtr Inc	     SPONSORED ADR   266043108	  626	 17500	   SH		Sole				17500
Hawaiian Electric
 Indus Inc	     COM	     419870100	  362	 17300	   SH		Sole				17300
IBM Corp	     COM	     459200101	 6061	 46300	   SH		Sole				46300
Market Vectors
 Gold Miners	     GOLD	     57060u100	 7784	168444	   SH		Sole			       168444
Morgan Stanley 	     COM	     617446448	 1933	 65300	   SH		Sole				65300
Oil & Gas Expl
 Prod SPDR	     S&P OILGAS EXP  78464A730	 7098	172250	   SH		Sole			       172250
Petroleo Brasileiro
 Sa Petro	     SPONSORED ADR   71654v408	 5016	105200	   SH		Sole			       105200
Powershares QQQ Tr   DYNAMIC MKT PT  73935a104	 8164	178450	   SH		Sole			       178450
Prologis	     SH BEN INT	     743410102	 2010	146800	   SH		Sole			       146800
S&P 500 SPDR 	     UNIT SER 1	     78462F103	17368	155850	   SH		Sole			       155850
S&P MidCap 400 SPDR  UNIT SER 1	     78467y107	10674	 81025	   SH		Sole				81025
Sempra Energy	     COM	     816851109	 1422	 25400	   SH		Sole				25400
Spdr Gold Trust	     GOLD SHS	     78463v107	 7194	 67038	   SH		Sole				67038
Technology SPDR	     SBI INT-TECH    81369Y803	 2662	116100	   SH		Sole			       116100
Vale SA ADR	     ADR	     91912e105	 3019	104000	   SH		Sole			       104000
Vanguard Total
 Stock Mkt Indx	     STK MRK VIPERS  922908769	  817	 14500	   SH		Sole				14500
Waste
 Connections Inc     COM	     941053100	 3356	100650	   SH		Sole			       100650
iShares MSCI
 Emerging Mkts	     MSCI EMERG MKT  464287234	10810	260480	   SH		Sole			       260480
iShares S&P
 600 Index	     S&P SMLCAP 600  464287804	 6545	119600	   SH		Sole			       119600
iShares Brclys
 1-3 Yr Credit B     BARCLYS 1-3YR CR464288646	 1897	 18250	   SH		Sole				18250
iShares Brclys
 Aggregate Bd Fd     BARCLYS US AGG B464287226	 9070	 87900	   SH		Sole				87900
iShares Brclys
 TIPS Bond Fd	     BARCLYS TIPS BD 464287176	 7725	 74350	   SH		Sole				74350
iShares High
 Yield Corp Bond F   HIGH YLD CORP   464288513	 3890	 44290	   SH		Sole				44290

REPORT SUMMARY 	28	DATA RECORDS	       141057	     0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED








